Accounts Receivable, Net (Tables)	6 Months Ended
Sep. 30, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following as of September 30, 2024 and March 31, 2024:

	September 30, 2024 (Unaudited)	March 31, 2024

Accounts receivable, gross	$3,445,530	$3,046,298
Less: allowance for doubtful accounts	(1,781,532)	(1,731,517)
Accounts receivable, net	$1,663,998	$1,314,781

Schedule of Allowance for Doubtful Accounts

Changes of allowance for doubtful accounts for the six months ended September 30, 2024 and the year ended March 31, 2024 were as follows:

	For the
	six months ended September 30, 2024	years ended March 31 2024

Beginning balance	$1,731,517	$1,522,739
Additional reserve through bad debt expense	-	285,264
Exchange rate difference	50,015	(76,486)
Ending balance	$1,781,532	$1,731,517